Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Line Items]
Less: allowance for credit losses	$ (528)	$ (2,861)
Accounts receivable, net	7,141,688	3,840,120
Third Parties [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	7,136,451	3,842,981
Related Parties [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	$ 5,765